Schedule I - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Registrant Tables [Abstract]
Unconsolidated Balance Sheet
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
UNCONSOLIDATED BALANCE SHEETS

	December 31,
	2011	2010

	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$189	$594
Restricted cash	50	10
Accounts and notes receivable from subsidiaries	871	839
Deferred income taxes	24	23
Prepaid expenses and other current assets	43	31
Total current assets	1,177	1,497
Investment in and advances to subsidiaries and affiliates	12,088	10,741
Office Equipment:
Cost	81	93
Accumulated depreciation	(67)	(59)
Office equipment, net	14	34
Other Assets:
Deferred financing costs (net of accumulated amortization of $74 and $39, respectively)	92	64
Deferred income taxes	525	352
Debt service reserves and other deposits	222	1
Total other assets	839	417
Total	$14,118	$12,689
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$21	$14
Accounts and notes payable to subsidiaries	317	253
Accrued and other liabilities	199	175
Term loan	-	200
Senior notes payable - current portion	305	263
Total current liabilities	842	905
Long-term Liabilities:
Senior notes payable	5,663	3,632
Junior subordinated notes and debentures payable	517	517
Accounts and notes payable to subsidiaries	1,007	1,055
Other long-term liabilities	143	107
Total long-term liabilities	7,330	5,311
Stockholders' equity:
Common stock	8	8
Additional paid-in capital	8,507	8,444
Retained earnings	678	620
Accumulated other comprehensive loss	(2,758)	(2,383)
Treasury stock	(489)	(216)
Total stockholders' equity	5,946	6,473
Total	$14,118	$12,689

Statements of Unconsolidated Operations
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED OPERATIONS

	For the Years Ended December 31
	2011	2010	2009

	(in millions)
Revenues from subsidiaries and affiliates	$59	$34	$39
Equity in earnings of subsidiaries and affiliates	357	590	983
Interest income	199	279	131
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Income before income taxes	(116)	181	450
Income tax benefit (expense)	174	(172)	208
Net income	$58	$9	$658

Statements of Unconsolidated Comprehensive Income
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED COMPREHENSIVE INCOME
YEARS ENDED DECEMBER 31, 2011, 2010, AND 2009

	2011	2010	2009

	(in millions)
NET INCOME	$58	$9	$658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax
(expense) benefit of $0, $3 and $(4), respectively	1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	(2)	-	(2)
Total change in fair value of available-for-sale securities	(1)	(5)	6

Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax
(expense) benefit of $18, $(11) and $(78), respectively	(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit
of $0, $0 and $0, respectively	154	103	(4)
Total foreign currency translation adjustments, net of tax	(143)	486	271

Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit
of $95, $37 and $21, respectively	(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit
of $(21), $(20) and $(20), respectively	121	172	(138)
Total change in fair value of derivatives, net of tax	(190)	(80)	40

Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit
of $25, $23 and $10, respectively	(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit
of $(1), $(12) and $0, respectively	2	1	-
Total change in unfunded pension obligation	(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)	(375)	379	294
COMPREHENSIVE INCOME (LOSS)	$(317)	$388	$952

Statements of Unconsolidated Cash Flows
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENTS OF UNCONSOLIDATED CASH FLOWS

	For the Years Ended December 31,
	2011	2010	2009

	(in millions)
Net cash provided by operating activities	$1,569	$488	$178
Investing Activities:
Investment in and advances to subsidiaries	(2,823)	(1,185)	(452)
(Purchase)/sale of short term investments, net	2	(3)	(5)
Return of capital	363	300	166
(Increase) decrease in restricted cash	(261)	(2)	4
Additions to property, plant and equipment	(28)	(22)	(8)
Net cash used in investing activities	(2,747)	(912)	(295)
Financing Activities:
Borrowings under the revolver, net	295	-	-
Borrowings of notes payable and other coupon bearing securities	2,050	-	503
Repayments of notes payable and other coupon bearing securities	(477)	(914)	(154)
Loans (to) from subsidiaries	(744)	(154)	205
Proceeds from issuance of common stock	3	1,569	14
Purchase of treasury stock	(279)	(99)	-
Payments for deferred financing costs	(75)	(12)	(23)
Net cash provided by financing activities	773	390	545
Effect of exchange rate changes on cash
Increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	$189	$594	$628
Supplemental Disclosures:
Cash payments for interest, net of amounts capitalized	$392	$412	$410
Cash payments for income taxes, net of refunds	$(6)	$-	$-

Selected Unconsolidated Balance Sheet Data
	December 31,	December 31,
	2011	2010

	(in millions)
Assets
Investment in and advances to subsidiaries and affiliates	$12,088	$10,741
Deferred income taxes	$525	$352
Total other assets	$839	$417
Total assets	$14,118	$12,689

Liabilities and Stockholders' Equity
Other long-term liabilities	$143	$107
Total long-term liabilities	$7,330	$5,311
Additional paid-in capital	$8,507	$8,444
Retained earnings	$678	$620
Accumulated other comprehensive loss	$(2,758)	$(2,383)
Total stockholders' equity	$5,946	$6,473
Total liabilities and stockholders' equity	$14,118	$12,689

Selected Unconsolidated Operations Data
	For the Year Ended December 31,
	2011	2010	2009

	(in millions)
Equity in earnings of subsidiaries and affiliates	$357	$590	$983
Income before income taxes	$(116)	$181	$450
Income tax benefit (expense)	$174	$(172)	$208
Net income attributable to The AES Corporation	$58	$9	$658

Notes Payable
			December 31,
	Interest Rate	Maturity	2011	2010

			(in millions)
Senior Secured Term Loan	LIBOR + 1.75%	2011	$-	$200
Senior Unsecured Note	8.875%	2011	-	129
Senior Unsecured Note	8.375%	2011	-	134
Senior Unsecured Note	7.75%	2014	500	500
Revolving Loan under Senior Secured Credit Facility(1)	LIBOR + 3.00%	2015	295	-
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Secured Term Loan	LIBOR + 3.25%	2018	1,042	-
Senior Unsecured Note	8.00%	2020	625	625
Senior Unsecured Note	7.375%	2021	1,000	-
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(29)	(28)
SUBTOTAL			$6,485	$4,612
Less: Current maturities			(305)	(463)
Total			$6,180	$4,149

Future Maturities of Debt
December 31,		Annual Maturities
		(in millions)
2012	.	$305
2013	.	11
2014	.	509
2015	.	511
2016	.	523
Thereafter		4,626
Total debt		$6,485

Dividends From Subsidiaries and Affiliates
	2011	2010	2009

	(in millions)
Subsidiaries	$1,059	$944	$948
Affiliates	$25	$10	$60